Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

BMW Financial Services NA, LLC (the “Company”)
TD Securities (USA) LLC
MUFG Securities Americas Inc.
Wells Fargo Securities, LLC
(together, the “Specified Parties”)
Re:            BMW Vehicle Owner Trust 2023-A – Data File and XML Data File Procedures
We have performed the procedures described below on the:
(i)
specified attributes in an electronic data file entitled “2023-A Initial pool Loans to Banks $2.7BB (71,690) 05.18.23 to KPMG.csv” provided by the Company on May 18, 2023, containing information on 71,690 automobile retail installment sale contracts (the “Receivables”) as of April 30, 2023 (the “Data File”) and

(ii)
specified attributes in an electronic data file entitled “2023-A ALD Tape for 100 KPMG Samples 05.18.23 to KPMG.csv” provided by the Company on May 18, 2023, containing information on the Selected Receivables (defined below) as of April 30, 2023 (the “XML Data File”)

which we were informed are intended to be included as collateral in the offering by BMW Vehicle Owner Trust 2023-A. The Company is responsible for the specified attributes identified by the Company in the Data File and XML Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File and XML Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $0.01, and dates were within 1 day, unless otherwise stated.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Cutoff Date” means April 30, 2023.
•	The term “Title Document” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.
•	The term “Electronic Lien Title State List” means a list of states provided by the Company for which Title Documents are filed electronically. The list included the states of California and Florida.
•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the Data File, as stated in Exhibit B.
•	The term “XML Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the XML Data File, as stated in Exhibit C.
•
The term “Source Documents” means the following information provided by the Company for each Selected Receivable (defined below):  Motor Vehicle Installment Sale Contract, Modification Letter, Florida Vehicle Website, Electronic Lien Title State List, Title Document, Registration Application, Credit Application, information obtained from the Company’s Customer Express System, Company’s Funding System, Company’s Credit Flow System, and Loan Center System.

•	The term “Provided Information” means the Data File Instructions, XML Data File Instructions, and Source Documents.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
I.	Data File Procedures
A.
We randomly selected 100 Receivables from the Data File (the “Selected Receivables”).  A listing of the Selected Receivables is attached hereto as Exhibit A.  For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.
For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract
Original Amount Financed (FinanceAmt)	Motor Vehicle Installment Sale Contract
Current Principal Balance (RemainingBalanceAmt)	Company’s Customer Express System
New/Used Classification (NewUsedCode)	Motor Vehicle Installment Sale Contract, Company’s Funding System, and Data File Instructions
Interest Rate (APR)	Motor Vehicle Installment Sale Contract, Modification Letter
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, Modification Letter
2

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract
State of Registration (GaragingStateCode)	Title Document
Vehicle Identification Number (VIN)	Motor Vehicle Installment Sale Contract
Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract
Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract
FICO Credit Score (HighestTotalCreditScore)	Company’s Funding System, Company’s Credit Flow System, and Data File Instructions
Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Installment Sale Contract and Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System and Data File Instructions

C.	For each Selected Receivable, we observed the presence of the following in the Source Documents:
•
Title Document utilizing the Data File Instructions. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

•	Signed Original Motor Vehicle Installment Sale Contract. We make no representation regarding the authenticity of the signatures.
II.	XML Data File Procedures
For each Selected Receivable, we compared or recomputed the specified attributes in the XML Data File listed below to or using the corresponding information included in the Source Documents, utilizing the XML Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the XML Data File to the Source Documents for each of the attributes identified, utilizing the XML Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.
Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Receivable Number (PCD_ACCT_NBR)	Company’s Customer Express System
Origination Date (OriginationDate)	Motor Vehicle Installment Sale Contract
Original Receivable Amount (FinanceAmt)	Motor Vehicle Installment Sale Contract
Original Term to Maturity (OriginalTerm)	Motor Vehicle Installment Sale Contract
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract
First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract
3

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Subvented - Yes/No (Subvented)	Company’s Funding System, Motor Vehicle Installment Sale Contract, and XML Data File Instructions
Vehicle Model (ModelName)	Motor Vehicle Installment Sale Contract
Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract
Vehicle Type (VehicleTypeCode)	Motor Vehicle Installment Sale Contract, Credit Application, and XML Data File Instructions
Original Vehicle Value (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract
FICO Credit Score (HighestTotalCreditScore)	Company’s Funding System, Company’s Credit Flow System, and XML Data File Instructions
Cosigner – Yes/No (CoSignerIndicator)	Credit Application, Loan Center System, and XML Data File Instructions
State of Registration (GaragingStateCode)	Title Document
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, Modification Letter
Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Installment Sale Contract and XML Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System, and XML Data File Instructions

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File, XML Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivable being securitized, (iii) the compliance of
4

the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
June 30, 2023
5

Exhibit A – The Selected Receivables
Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number
1	****995425	35	****266591	69	****552953
2	****256921	36	****275339	70	****571717
3	****303187	37	****277271	71	****602204
4	****306003	38	****285639	72	****603938
5	****416722	39	****292089	73	****608875
6	****519750	40	****313887	74	****622398
7	****533961	41	****318234	75	****632432
8	****625883	42	****319047	76	****639477
9	****635140	43	****328507	77	****643174
10	****654361	44	****339388	78	****644348
11	****677281	45	****341871	79	****657487
12	****681554	46	****345250	80	****665219
13	****687333	47	****356483	81	****667957
14	****774758	48	****357604	82	****672423
15	****788083	49	****366063	83	****674491
16	****803651	50	****367596	84	****674793
17	****824416	51	****369842	85	****681654
18	****834622	52	****407803	86	****692997
19	****907925	53	****424709	87	****700064
20	****918833	54	****451840	88	****701607
21	****930821	55	****457575	89	****707853
22	****939251	56	****462155	90	****712475
23	****942870	57	****472757	91	****713188
24	****963062	58	****473602	92	****719180
25	****008819	59	****486746	93	****726772
26	****043718	60	****495539	94	****731217
27	****078480	61	****498147	95	****732226
28	****080633	62	****500736	96	****744570
29	****135922	63	****501673	97	****754251
30	****165495	64	****502774	98	****760054
31	****176364	65	****520185	99	****766213
32	****193109	66	****527539	100	****797204
33	****259246	67	****534749
34	****260488	68	****543087
A-1

Exhibit B – Data File Instructions
Attribute	Data File Instructions
New/Used Classification (NewUsedCode)	Compare to the Company’s Funding System if the vehicle was a service loaner car and deem the New/Used Classification to be “New” if the motor vehicle was a service loaner car.
FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:

(i)        the Borrower’s Bureau Score from the Company’s Funding System, and

(ii)      the Co-Applicant Bureau Score from the Company’s Credit Flow System, if applicable.

Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Motor Vehicle Installment Sale Contract and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:

(i)        If the payment received date from the Company’s Customer Express System was before the Cutoff Date:

a.      If the payment due date from the Company’s Customer Express System was before or equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and

b.      if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

(ii)      if the payment received date from the Company’s Customer Express System was after the Cutoff Date:

a.      if the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment received date from the Company’s Customer Express System; and

b.      if the payment due date from the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of Days Past Due to be zero.

(iii)      if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

B-1

Attribute	Data File Instructions
Title Document
Observe the Title Document for each Selected Receivable listed the Company’s security interest in the motor vehicle as “BMW Bank of North America” and named as the owner of the vehicle on the observed Title Document

In the event there was no Title Document available and the State of Registration was on the Electronic Lien Title State List, perform the following procedures: (i) observe that the Electronic Lien Title was issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as “BMW Bank of North America” and named as the owner of the vehicle on the Registration Application.

In the event the Title Document related to Selected Receivables in the State of Florida was missing, search for the Title Document using the VIN on the Florida Vehicle Website at https://services.flhsmv.gov/MVCheckWeb/ and identify that the Company’s security interest in the motor vehicle was listed as “BMW Bank of North America” and named as the owner of the vehicle on the observed Title Document.

B-2

Exhibit C – XML Data File Instructions
Attribute	XML Data File Instructions
Subvented - Yes/No (Subvented)
For the purposes of identifying if a Selected Receivable was subvented (listed as 1, 2, or 98 in the (Subvented) field in the XML Data File):
(i)         If the Rate Type in the Company’s Funding System indicates “Sales Support,” the receivable is considered “subvented.”
(ii)        If the Rate Type in the Company’s Funding System is “New,” perform the following procedures:
a.      if the BMW Defined Rate in the Company’s Funding System is not equal to the rate on the Motor Vehicle Installment Sale Contract, the receivable is considered “subvented.”
b.       if the Motor Vehicle Installment Sale Contract indicates a cash rebate was used, the receivable is considered “subvented.”

Vehicle Type (VehicleTypeCode)	Consider a Vehicle Type (VehicleTypeCode) of “1” to be a car, a Vehicle Type (VehicleTypeCode) of “3” to be an SUV, and a Vehicle Type (VehicleTypeCode) of “4” to be a motorcycle.
FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:
(i)      the Borrower’s Bureau Score from the Company’s Funding System, and
(ii)      the Co-Applicant Bureau Score form the Company’s Credit Flow System, if applicable.

Cosigner – Yes/No (CoSignerIndicator)	Consider business receivables for which an individual signed as the guarantor for the receivable to be “Yes” in the Consigner (CoSignerIndicator) field.
Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Motor Vehicle Installment Sale Contract and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:
(i)      If the payment received date from the Company’s Customer Express System was before the Cutoff Date:
a.      If the payment due date from the Company’s Customer Express System was before or equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and
b.      if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.

C-1

Attribute	XML Data File Instructions

(ii)      if the payment received date from the Company’s Customer Express System was after the Cutoff Date:
a.      if the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment received date from the Company’s Customer Express System; and
b.      if the payment due date from the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of Days Past Due to be zero.
(iii)          if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

C-2